As filed with the U.S. Securities and Exchange Commission on May 8, 2023

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-1645

Registrant's telephone number, including area code

Date of fiscal year end: February 28

Date of reporting period: February 28, 2023

Item 1. Reports to Stockholders.

(a)

Annual Report

February 28, 2023

U.S. DIVERSIFIED REAL ESTATE ETF
Ticker: PPTY

U.S. Diversified Real Estate ETF

U.S. Diversified Real Estate ETF

Letter to Shareholders
February 28, 2023 (Unaudited)

Dear Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the U.S. Diversified Real Estate ETF (“PPTY” or the “Fund”). The following information pertains to the fiscal period of March 1, 2022 through February 28, 2023 (the “Period”). The Fund seeks to track the total return performance, before fees and expenses, of the USREX - U.S. Diversified Real Estate Index™ (the “Index”).

The Index is a passive, rules-based strategy index of U.S. real estate equity that selects companies using proprietary factors that take into account property type, property values, leverage, and location data.

The Fund had negative performance during the Period. The market return for PPTY was -15.28% and the NAV return was -15.37%, while the MSCI US REIT Gross Index, a broad market index, detracted -11.74% over the Period. The Fund’s Index fell -14.95%. Meanwhile, outstanding shares ended the Period at 4,100,000.

PPTY significantly underperformed most equity indices during the Period. The Period coincided with both Federal Reserve interest rate hikes and also with expectations of higher future rate hikes. Real estate is historically interest rate sensitive, which makes sense given how dependent it is on borrowing.

For the Period, the largest positive contributor to return was Realty Income Corporation (O US), adding 0.35% to the return of the Fund, gaining 1.22% with an average weighting of 1.38%. The second largest contributor to return was Getty Realty Corporation (GTY US), adding 0.23% to the return of the Fund, gaining 31.92% with an average weighting of 0.75%. The third largest contributor to return was Hyatt Hotels Corporation - Class A (H US), adding 0.16% to the return of the Fund, gaining 19.70% with an average weighting of 0.65%.

For the Period, the largest negative contributor to return was Kilroy Realty Corporation (KRC US), detracting -1.36% from the return of the Fund, declining -47.48% with an average weighting of 2.20%. The security contributing second-most negatively was Boston Properties, Inc. (BXP US), detracting -1.28% from the return of the Fund, and declining -43.96% with an average weighting of 2.63%. The third largest negative contributor to return was Avalonbay Communities, Inc. (AVB US), detracting -0.94% from the return of the Fund, and declining -25.28% with an average weight of 3.31%.

For the Period, the best performing security in the Fund was Getty Realty Corporation (GTY US), gaining 31.92% and contributing 0.23% to the return of the Fund. The second-best performing security for the Period was American Campus Communities, Inc. (ACC US), gaining 21.58% and contributing 0.10% to the return of the Fund. The third-best performing security was Hyatt Hotels Corporation - Class A (H US), gaining 19.70% for the Period and contributing 0.16% to the return of the Fund.

U.S. Diversified Real Estate ETF

Letter to Shareholders
February 28, 2023 (Unaudited) (Continued)

For the Period, the worst performing security in the Fund was Hudson Pacific Properties, Inc. (HPP US), declining -53.76% and reducing the return of the Fund by -0.07%. The second-worst performing security in the Fund was Douglas Emmett, Inc. (DEI US), declining -53.22% and reducing the return of the Fund by -0.47%. The third-worst performing security in the Fund was Innovative Industrial Properties, Inc. (IIPR US), declining -50.09% and reducing the return of the Fund by -0.28%.

Vident wishes to express our sincerest appreciation for your confidence and commitment to PPTY. We will continue to strive to ensure the satisfaction of our shareholders.

Sincerely,

Deborah K. Kimery, CFA
Chief Executive Officer, Vident Advisory, LLC

Past performance is not a guarantee of future results. Opinions expressed are those of the Fund manager and are subject to change, are not guaranteed and should not be considered investment advice. Fund holdings are subject to change and are not recommendations to buy or sell any security. For more complete information regarding performance and holdings, please refer to the schedules of investments on pages 7-11.

Investments involve risk. Principal loss is possible. The Fund has the same risks as the underlying securities traded on the exchange throughout the day at market price. The Fund is a diversified management investment company. The Fund’s investments will be concentrated in an industry or group of industries to the extent the Index is so concentrated, and the Index is expected to be concentrated in real estate-related industries. The composition of the Index is heavily dependent on a proprietary quantitative model as well as information and data supplied by third parties (“Models and Data”). The Fund is expected to invest substantially all of its assets in real estate-related companies. Investments in real estate companies involve unique risks. Real estate companies, including REITs, may have limited financial resources, may trade less frequently and in limited volume, and may be more volatile than other securities. The risks of investing in real estate companies include certain risks associated with the direct ownership of real estate and the real estate industry in general. Securities in the real estate sector are subject to the risk that the value of their underlying real estate may go down. As with all ETFs, shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of shares will approximate the Fund’s NAV, there may be times when the market price of shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of shares or during periods of market volatility. The equity securities of smaller companies have historically been subject to greater investment risk than securities of larger companies.

U.S. Diversified Real Estate ETF

Letter to Shareholders
February 28, 2023 (Unaudited) (Continued)

The USREX – U.S. Diversified Real Estate Index™ is constructed from a universe of U.S.-listed equity securities with a market capitalization of at least $750 million and meeting certain liquidity thresholds (the “Equity Universe”). For companies currently in the index, the minimum market capitalization is $375 million. Companies in the Equity Universe are then screened to keep only those that derive at least 85% of their income from ownership or management of real property. Companies that meet this criterion are then screened to remove companies that are externally managed or that have a low percentage of their shares directly or indirectly available to the public. The companies remaining after the above screens will constitute the Index.

The Index is designed to ensure diversification by property type and by location, while favoring companies with prudent leverage (i.e., the debt-to-enterprise value ratio of real estate investments), all subject to a maximum individual security weighting of 4% at the time of each reconstitution of the Index. The Index is expected to be primarily composed of companies that qualify as real estate investment trusts (“REITs”), but may also include real estate companies that do not qualify as REITs.

The MSCI US REIT Index is a free float-adjusted market capitalization weighted index that is comprised of equity Real Estate Investment Trusts (REITs). The index is based on the MSCI USA Investable Market Index (IMI), its parent index, which captures the large, mid and small cap segments of the USA market. With 149 constituents, it represents about 99% of the U.S. REIT universe and securities are classified under the Equity REITs Industry (under the Real Estate Sector) according to the Global Industry Classification Standard (GICS®), have core real estate exposure (i.e., only selected Specialized REITs are eligible) and carry REIT tax status.

It is not possible to invest directly in an index.

Must be preceded or accompanied by a Prospectus.

U.S. Diversified Real Estate ETF

Performance Summary
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on March 26, 2018, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends. It is not possible to invest directly in an index.

Average Annual Returns February 28, 2023	One Year	Three Years	Since Inception (1)
U.S. Diversified Real Estate ETF — NAV	-15.37%	2.68%	6.76%
U.S. Diversified Real Estate ETF — Market	-15.28%	2.73%	6.76%
USREX — U.S. Diversified Real Estate Index (2)(3)	-14.95%	3.25%	7.17%
MSCI US REIT Gross Index (2)(4)	-11.74%	4.12%	7.29%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The total operating expenses as stated in the

U.S. Diversified Real Estate ETF

Performance Summary
(Unaudited) (Continued)

fee table to the Fund’s prospectus dated June 30, 2022, is 0.53%. Effective February 1, 2020, the Adviser has contractually agreed to waive 0.04% of its adviser fee until at least June 30, 2023. For performance information current to the most recent month-end, please call 1-800-617-0004.

(1)	Inception date is March 26, 2018.

(2)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

(3)

The index is designed to use stable geographic and property type targets to provide diversified exposure to U.S. real estate. The index is designed to provide diversification by property type and location.

(4)

The MSCI US REIT Gross Index is a free float-adjusted market capitalization weighted index that is comprised of equity Real Estate Investment Trusts (REITs). REITs are companies that in most cases own and operate income producing real estate assets.

U.S. Diversified Real Estate ETF

Portfolio Allocation
As of February 28, 2023 (Unaudited)

Sector	Percentage of Net Assets
Residential REITs	22.0%
Retail REITs	15.0
Industrial REITs	14.7
Office REITs	14.7
Specialized REITs	9.6
Diversified REITs	8.7
Health Care REITs	7.0
Hotels, Resorts & Cruise Lines	5.3
Hotel & Resort REITs	2.3
Health Care Facilities	0.4
Short-Term Investments	0.2
Investments Purchased with Proceeds from Securities Lending	32.8
Liabilities in Excess of Assets	(32.7)
Total	100.0%

U.S. Diversified Real Estate ETF

Schedule of Investments
February 28, 2023

Shares	Security Description	Value
	COMMON STOCKS — 99.7%
	Health Care Facilities — 0.4%
8,117	National HealthCare Corporation	$452,279

	Hotels, Resorts & Cruise Lines — 5.3%
5,199	Choice Hotels International, Inc. (a)	615,354
12,928	Hilton Worldwide Holdings, Inc. (a)	1,868,225
7,553	Hyatt Hotels Corporation - Class A (a)(b)	877,961
13,645	Marriott International, Inc. - Class A	2,309,279
8,652	Wyndham Hotels & Resorts, Inc.	666,377
		6,337,196
	Diversified REITs — 8.7%
10,673	Alexander & Baldwin, Inc.	199,265
4,527	American Assets Trust, Inc.	114,216
23,256	Armada Hoffler Properties, Inc.	298,142
234,146	Broadstone Net Lease, Inc.	4,156,092
344,078	Empire State Realty Trust, Inc. - Class A (a)	2,508,329
33,582	Essential Properties Realty Trust, Inc. (a)	865,072
28,708	WP Carey, Inc. (a)	2,329,941
		10,471,057
	Health Care REITs — 7.0%
27,993	CareTrust REIT, Inc.	550,622
11,972	Community Healthcare Trust, Inc.	463,795
11,480	Global Medical REIT, Inc.	115,489
5,814	Healthcare Realty Trust, Inc. (a)	113,373
47,045	Healthpeak Properties, Inc.	1,131,903
14,513	LTC Properties, Inc.	519,856
10,262	National Health Investors, Inc. (a)	564,410
13,555	Omega Healthcare Investors, Inc. (a)	363,138
43,001	Physicians Realty Trust (a)	637,705
9,336	Sabra Health Care REIT, Inc. (a)	111,192
31,835	Ventas, Inc. (a)	1,548,773
31,457	Welltower, Inc. (a)	2,331,593
		8,451,849

The accompanying notes are an integral part of these financial statements.

U.S. Diversified Real Estate ETF

Schedule of Investments
February 28, 2023 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.7% (Continued)
	Hotel & Resort REITs — 2.3%
32,511	Apple Hospitality REIT, Inc.	$536,757
13,186	DiamondRock Hospitality Company	114,982
50,732	Host Hotels & Resorts, Inc.	852,297
7,400	Ryman Hospitality Properties, Inc.	686,498
47,283	Sunstone Hotel Investors, Inc. (a)	499,781
8,467	Xenia Hotels & Resorts, Inc.	118,877
		2,809,192
	Industrial REITs — 14.7%
41,019	Americold Realty Trust, Inc.	1,205,959
8,567	EastGroup Properties, Inc.	1,398,734
18,859	First Industrial Realty Trust, Inc.	994,812
8,565	Indus Realty Trust, Inc.	569,829
18,704	Innovative Industrial Properties, Inc. (a)	1,653,621
136,884	LXP Industrial Trust	1,427,700
39,391	Prologis, Inc.	4,860,849
2,020	Rexford Industrial Realty, Inc.	122,129
58,705	STAG Industrial, Inc. (a)	1,974,836
54,712	Terreno Realty Corporation (a)	3,403,634
		17,612,103
	Office REITs — 14.7%
16,325	Alexandria Real Estate Equities, Inc.	2,445,159
31,252	Boston Properties, Inc. (a)	2,046,381
46,335	Corporate Office Properties Trust (a)	1,178,299
49,445	Cousins Properties, Inc. (a)	1,210,908
43,495	Douglas Emmett, Inc. (a)	614,584
203,228	Easterly Government Properties, Inc. (a)	3,068,742
31,818	Equity Commonwealth	675,496
69,459	Highwoods Properties, Inc.	1,840,664
21,186	JBG SMITH Properties	365,459
75,686	Kilroy Realty Corporation	2,726,209
149,055	Orion Office REIT, Inc.	1,275,911
12,114	Piedmont Office Realty Trust, Inc. - Class A (a)	110,843
5,493	Vornado Realty Trust (a)	108,652
		17,667,307

The accompanying notes are an integral part of these financial statements.

U.S. Diversified Real Estate ETF

Schedule of Investments
February 28, 2023 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.7% (Continued)
	Residential REITs — 22.0%
101,305	American Homes 4 Rent - Class A (a)	$3,142,481
10,888	Apartment Income REIT Corporation	411,566
16,147	Apartment Investment and Management Company - Class A	121,103
26,489	AvalonBay Communities, Inc.	4,569,882
16,075	Camden Property Trust	1,844,767
1,902	Centerspace	119,084
6,551	Elme Communities	121,914
14,771	Equity LifeStyle Properties, Inc. (a)	1,011,961
58,692	Equity Residential	3,669,424
12,161	Essex Property Trust, Inc. (a)	2,773,438
27,297	Independence Realty Trust, Inc.	493,803
38,178	Invitation Homes, Inc. (a)	1,193,444
17,755	Mid-America Apartment Communities, Inc.	2,842,576
9,080	Sun Communities, Inc.	1,299,711
64,171	UDR, Inc. (a)	2,749,086
7,396	UMH Properties, Inc.	125,806
		26,490,046
	Retail REITs — 15.0%
8,156	Acadia Realty Trust	118,833
14,427	Agree Realty Corporation (a)	1,021,143
520	Alexander’s, Inc.	113,833
5,451	Brixmor Property Group, Inc.	123,411
18,475	Federal Realty Investment Trust	1,972,761
22,374	Getty Realty Corporation (a)	768,099
5,614	InvenTrust Properties Corporation	135,803
70,921	Kimco Realty Corporation (a)	1,461,682
34,414	Kite Realty Group Trust (a)	747,472
2,608	National Retail Properties, Inc.	118,195
27,617	NETSTREIT Corporation (a)	557,587
29,756	Phillips Edison & Company, Inc. (a)	1,014,382
15,354	Realty Income Corporation (a)	981,888
26,776	Regency Centers Corporation	1,684,210
97,863	Retail Opportunity Investments Corporation	1,392,590
12,108	RPT Realty	129,798

The accompanying notes are an integral part of these financial statements.

U.S. Diversified Real Estate ETF

Schedule of Investments
February 28, 2023 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.7% (Continued)
	Retail REITs — 15.0% (Continued)
2,985	Saul Centers, Inc.	$117,370
26,000	Simon Property Group, Inc. (a)	3,174,341
53,831	SITE Centers Corporation (a)	719,720
16,033	Spirit Realty Capital, Inc.	660,239
6,600	Tanger Factory Outlet Centers, Inc.	124,674
7,984	Urban Edge Properties	122,954
42,438	Urstadt Biddle Properties, Inc. - Class A	734,177
		17,995,162
	Specialized REITs — 9.6%
8,285	CubeSmart	389,312
40,417	Digital Realty Trust, Inc. (a)	4,212,664
6,831	Equinix, Inc.	4,701,573
3,893	Extra Space Storage, Inc.	640,982
3,417	Life Storage, Inc.	411,817
3,174	National Storage Affiliates Trust	134,260
3,515	Public Storage	1,050,809
		11,541,417
	TOTAL COMMON STOCKS (Cost $119,196,029)	119,827,608

Principal Amount
	SHORT-TERM INVESTMENTS — 0.2%
$ 184,609	U.S. Bank Money Market Deposit Account, 3.53% (c)	184,609
	TOTAL SHORT-TERM INVESTMENTS (Cost $184,609)	184,609

The accompanying notes are an integral part of these financial statements.

U.S. Diversified Real Estate ETF

Schedule of Investments
February 28, 2023 (Continued)

Units	Security Description	Value
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 32.8%
	Private Funds — 32.8%
39,430,926	Mount Vernon Liquid Assets Portfolio, LLC, 4.75% (d)(e)	$39,430,926
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $39,430,926)	39,430,926
	TOTAL INVESTMENTS — 132.7% (Cost $158,811,564)	159,443,143
	Liabilities in Excess of Other Assets — (32.7)%	(39,247,292)
	NET ASSETS — 100.0%	$120,195,851

Percentages are stated as a percent of net assets.
(a)	All or portion of this security is out on loan as of February 28, 2023. Total value of securities out on loan is $38,263,636 or 31.8% of net assets.
(b)	Non-income producing security.
(c)

The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of February 28, 2023.

(d)	Annualized seven-day yield as of February 28, 2023.
(e)	Privately offered liquidity fund. See Note 4 in Notes to Financial Statements.
REIT - Real Estate Investment Trust

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

U.S. Diversified Real Estate ETF

Statement of Assets and Liabilities
February 28, 2023

ASSETS
Investments in securities, at value*+	$159,443,143
Dividends and interest receivable	226,320
Securities lending income receivable	4,523
Total assets	159,673,986

LIABILITIES
Collateral received for securities loaned (Note 4)	39,430,926
Management fees payable, net of waiver	47,209
Total liabilities	39,478,135

NET ASSETS	$120,195,851

Net Assets Consist of:
Paid-in capital	$124,440,592
Total distributable earnings (accumulated deficit)	(4,244,741)
Net assets	$120,195,851

Net Assets Value:
Net assets	$120,195,851
Shares outstanding ^	4,100,000
Net asset value, offering and redemption price per share	$29.32

* Identified Cost:
Investments in securities	$158,811,564
+ Includes loaned securities with a value of	$38,263,636

^	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

U.S. Diversified Real Estate ETF

Statement of Operations
For the Year Ended February 28, 2023

INCOME
Dividends	$3,693,985
Securities lending income, net (Note 4)	48,011
Interest	4,992
Total investment income	3,746,988

EXPENSES
Management fees	683,246
Total expenses	683,246
Fees waived by adviser (Note 3)	(51,566)
Net expenses	631,680

Net investment income (loss)	$3,115,308

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	2,023,986
Change in unrealized appreciation (depreciation) on investments	(27,287,869)
Net realized and unrealized gain (loss) on investments	(25,263,883)
Net increase (decrease) in net assets resulting from operations	$(22,148,575)

The accompanying notes are an integral part of these financial statements.

U.S. Diversified Real Estate ETF

Statement of Changes in Net Assets

	Year Ended February 28, 2023	Year Ended February 28, 2022
OPERATIONS
Net investment income (loss)	$3,115,308	$2,111,519
Net realized gain (loss) on investments	2,023,986	11,898,530
Change in unrealized appreciation (depreciation) on investments	(27,287,869)	13,222,697
Net increase (decrease) in net assets resulting from operations	(22,148,575)	27,232,746

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(3,115,308)	(2,111,519)
Tax return of capital to shareholders	(1,803,776)	(2,513,350)
Total distributions to shareholders	(4,919,084)	(4,624,869)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	7,648,155	30,767,240
Payments for shares redeemed	(8,078,270)	(27,307,150)
Net increase (decrease) in net assets derived from capital share transactions (a)	(430,115)	3,460,090
Net increase (decrease) in net assets	$(27,497,774)	$26,067,967

NET ASSETS
Beginning of year	$147,693,625	$121,625,658
End of year	$120,195,851	$147,693,625

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Shares sold	250,000	850,000
Shares redeemed	(250,000)	(750,000)
Net increase (decrease)	—	100,000

The accompanying notes are an integral part of these financial statements.

U.S. Diversified Real Estate ETF

Financial Highlights

For a capital share outstanding throughout the year/period

	Year Ended February 28,			Year Ended	Period Ended
	2023	2022	2021	February 29, 2020	February 28, 2019(1)
Net asset value, beginning of year/period	$36.02	$30.41	$30.19	$29.23	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.76	0.52	0.52	0.65	0.58
Net realized and unrealized gain (loss) on investments (7)	(6.26)	6.22	0.70	1.38	4.21
Total from investment operations	(5.50)	6.74	1.22	2.03	4.79

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.76)	(0.52)	(0.52)	(0.67)	(0.48)
Realized gains	—	—	—	(0.05)	(0.08)
Tax return of capital to shareholders	(0.44)	(0.61)	(0.48)	(0.35)	—
Total distributions to shareholders	(1.20)	(1.13)	(1.00)	(1.07)	(0.56)

CAPITAL SHARE TRANSACTIONS
Transaction fees (Note 7)	—	—	—	— (3)	—	(3)
Net asset value, end of year/period	$29.32	$36.02	$30.41	$30.19	$29.23
Total return	-15.37%	22.23%	4.67%	6.86%	19.32	%(4)

SUPPLEMENTAL DATA:
Net assets at end of year/period (000’s)	$120,196	$147,694	$121,626	$119,236	$105,215

The accompanying notes are an integral part of these financial statements.

U.S. Diversified Real Estate ETF

Financial Highlights

For a capital share outstanding throughout the year/period

	Year Ended February 28,			Year Ended	Period Ended
	2023	2022	2021	February 29, 2020	February 28, 2019(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets (before management fees waived)	0.53%	0.53%	0.53%	0.53%	0.53	%(5)
Expenses to average net assets (after management fees waived)	0.49%	0.49%	0.49%	0.53%	0.53	%(5)
Net investment income (loss) to average net assets (before management fees waived)	2.38%	1.41%	1.88%	2.05%	2.26	%(5)
Net investment income (loss) to average net assets (after management fees waived)	2.42%	1.45%	1.92%	2.05%	2.26	%(5)
Portfolio turnover rate (6)	30%	29%	42%	18%	22	%(4)

(1)	Commencement of operations on March 26, 2018.
(2)	Calculated based on average shares outstanding during the period.
(3)	Represents less than $0.005 per share.
(4)	Not annualized.
(5)	Annualized.
(6)	Excludes the impact of in-kind transactions.
(7)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

U.S. Diversified Real Estate ETF

Notes to Financial Statements
February 28, 2023

NOTE 1 – ORGANIZATION

U.S. Diversified Real Estate ETF (the “Fund”) is a diversified series of ETF Series Solutions (“ESS”) or (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is to track the performance, before fees and expenses, of the USREX – U.S. Diversified Real Estate Index (the “Index”). The Fund commenced operations on March 26, 2018.

The end of the reporting period for the Fund is February 28, 2023, and the period covered by these Notes to Financial Statements is the fiscal year ended February 28, 2023 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services – Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.

Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market®, and Nasdaq Capital Market® Exchange (collectively “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange- traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the- counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

U.S. Diversified Real Estate ETF

NOTES TO FINANCIAL STATEMENTS
February 28, 2023 (Continued)

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator. These shares are generally classified as Level 2 instruments.

Deposit accounts are valued at acquisition cost, which approximates fair value.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that

U.S. Diversified Real Estate ETF

NOTES TO FINANCIAL STATEMENTS
February 28, 2023 (Continued)

are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of the end of the current fiscal period:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$119,827,608	$—	$—	$119,827,608
Short-Term Investments	184,609	—	—	184,609
Investments Purchased with Proceeds from Securities Lending	—	39,430,926	—	39,430,926
Total Investments in Securities	$120,012,217	$39,430,926	$—	$159,443,143

^	See Schedule of Investments for sector breakouts.

During the current fiscal period, the Fund did not recognize any transfers into or out of Level 3.

B.

Federal Income Taxes. The Fund’s policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and applicable state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and conclude that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any,

U.S. Diversified Real Estate ETF

NOTES TO FINANCIAL STATEMENTS
February 28, 2023 (Continued)

related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statement of Operations. During the current fiscal period, the Fund did not incur any interest or penalties.

C.

Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized from sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income or separately disclosed, if any, are recorded at fair value of the security received. Interest income is recorded on an accrual basis.

Distributions received from the Fund’s investments in real estate investment trusts (“REIT”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Fund must use estimates in reporting the character of its income and distributions received during the current calendar year for financial statement purposes. The actual character of distributions to a Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by a Fund’s shareholders may represent a return of capital.

D.

Distributions to Shareholders. Distributions to shareholders from net investment income for the Fund are declared and paid by the Fund on a quarterly basis and distributions from net realized gains on securities are normally declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

E

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

F.

Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange, Inc. (“NYSE”) is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s NAV per share.

U.S. Diversified Real Estate ETF

NOTES TO FINANCIAL STATEMENTS
February 28, 2023 (Continued)

G.

Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H.

Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. These timing differences are primarily due to differing book and tax treatments for in-kind transactions. During the fiscal year ended February 28, 2023, the following table shows the reclassifications made:

Distributable Earnings (Accumulated Deficit)	Paid-In Capital
$(1,849,226)	$1,849,226

During the fiscal year ended February 28, 2023, the Fund realized $1,849,226 of net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated deficit) to paid-in capital.

I.

Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Pursuant to a membership interest purchase agreement signed on March 24, 2023, Vident Capital Holdings, LLC, a subsidiary of MM VAM, LLC is expected to acquire Vident Advisory, LLC (the “Transaction”). MM VAM, LLC is an entity controlled by Casey Crawford. As of the Closing Date, Mr. Crawford will effectively control Vident Advisory, LLC. The Transaction is expected to be completed early in the third quarter of 2023.

In anticipation of the termination of the current advisory agreement and current sub-advisory agreement, VA is seeking to enter into (i) a new investment advisory agreement with the Trust, on behalf of the Funds (the “New Advisory Agreement”). The New Advisory Agreement is subject to approval by Fund shareholders and the closing of the Transaction. If approved, the New Advisory Agreement will be identical in all material respects to the

U.S. Diversified Real Estate ETF

NOTES TO FINANCIAL STATEMENTS
February 28, 2023 (Continued)

current advisory and sub-advisory agreements, except for their effective and termination dates. The shareholder meeting is scheduled for the second quarter of 2023.

There were no other events or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in the Fund’s financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Vident Advisory, LLC (the “Adviser”) serves as the investment adviser to the Fund, and is a wholly-owned subsidiary of Vident Financial LLC, the Index Provider (“Vident Financial”). Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Fund except for the fee paid to the Adviser pursuant to this Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”). The Adviser may delegate its responsibility to pay some or all expenses incurred by the Fund, except for Excluded Expenses, to one or more third parties, including but not limited to, Vident Investment Advisory, LLC (the “Sub-Adviser”), a wholly-owned subsidiary of Vident Financial. For its services, the Sub-Adviser is paid a fee by the Adviser, which is calculated daily and paid monthly, at an annual rate based on the average daily net asset of the Fund. For services provided to the Fund, the Fund paid the Adviser 0.53% at an annual rate based on the Fund’s average daily net assets. Effective February 1, 2020, the Adviser has contractually agreed to waive 0.04% of its adviser fee until at least June 30, 2023. This agreement may only be terminated by or with the consent of the Fund’s Board. Fees waived under this waiver agreement are not subject to recoupment by the Adviser.

U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors

U.S. Diversified Real Estate ETF

NOTES TO FINANCIAL STATEMENTS
February 28, 2023 (Continued)

the activities of the Fund’s Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s Custodian.

The Custodian acts as securities lending agent (the “Securities Lending Agent”) for the Fund.

A Trustee and all officers of the Trust are affiliated with the Administrator and Custodian.

NOTE 4 – SECURITIES LENDING

The Fund may lend up to 33⅓% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending programs administered by the Custodian, who also serves as the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Fund receives compensation in the form of fees and earns interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.

The securities lending agreement provides that, in the event of a borrower’s material default, the Securities Lending Agent shall take all actions the Securities Lending Agent deems appropriate to liquidate the collateral, purchase replacement securities at the Securities Lending Agent’s expense, or pay the Fund an amount equal to the market value of the loaned securities, subject to certain limitations which are set forth in detail in the securities lending agreement between the Fund and the Securities Lending Agent.

As of the end of the current fiscal period, the Fund had loaned securities that were collateralized by cash equivalents. The cash collateral is invested by the Securities Lending Agent in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also

U.S. Diversified Real Estate ETF

NOTES TO FINANCIAL STATEMENTS
February 28, 2023 (Continued)

experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the Securities Lending Agent.

As of the end of the current fiscal period, the values of the securities on loan was $38,263,636 and payable for collateral due to the Securities Lending Agent was $39,430,926.

The interest income earned by the Fund on investments of cash collateral received from borrowers for the securities loaned to them (“Securities Lending Income”) is reflected in the Fund’s Statement of Operations. Net fees and interest income earned on collateral investments and recognized by the Fund during the current fiscal period was $48,011.

SECURED BORROWINGS

The cash collateral received of $39,430,926 was invested in the Mount Vernon Liquid Assets Portfolio, LLC as shown on the Schedule of Investments, a short-term investment portfolio with an overnight and continuous maturity. The investment objective is to seek to maximize current income to the extent consistent with the preservation of capital and liquidity and maintain a stable NAV of $1.00 per unit.

Due to the absence of a master netting agreement related to the Fund’s participation in securities lending, no additional offsetting disclosures have been made on behalf of the Fund.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Fund, excluding short-term securities and in-kind transactions, were as follows:

Purchases	Sales
$39,051,802	$39,725,568

During the current fiscal period, in-kind transactions associated with creations and redemptions were as follows:

In-Kind Purchases	In-Kind Sales
$7,634,936	$8,097,282

There were no purchases or sales of U.S. Government securities in the Fund during the period.

U.S. Diversified Real Estate ETF

NOTES TO FINANCIAL STATEMENTS
February 28, 2023 (Continued)

NOTE 6 – INCOME TAX INFORMATION

The components of distributable earnings (accumulated deficit) and cost basis of investments for federal income tax purposes as of February 28, 2023 in the Fund, were as follows:

Tax cost of investments	$160,122,847
Gross tax unrealized appreciation	14,230,800
Gross tax unrealized depreciation	(14,910,504)
Net tax unrealized appreciation/(depreciation)	(679,704)
Undistributed ordinary income	—
Undistributed long-term capital gain	—
Other accumulated gain/(loss)	(3,565,037)
Distributable earnings/(accumulated deficit)	$(4,244,741)

The difference between book and tax-basis cost is attributable to wash sales.

A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended February 28, 2023, the Fund did not elect to defer any post-October capital losses or any late-year ordinary losses.

During the current fiscal year, the Fund utilized $1,541,624 of long-term capital loss carry forward that was available as of February 28, 2022.

At February 28, 2023, the Fund had the following capital loss carryforwards:

Short-Term	Long-Term	Expires
$3,565,037	$—	Indefinite

The tax character of distributions paid by the Fund during the year ended February 28, 2023 were as follows:

Ordinary Income	Return of Capital
$3,115,308	$1,803,776

The tax character of distributions paid by the Fund during the year ended February 28, 2022 were as follows:

Ordinary Income	Return of Capital
$2,111,519	$2,513,350

U.S. Diversified Real Estate ETF

NOTES TO FINANCIAL STATEMENTS
February 28, 2023 (Continued)

NOTE 7 – SHARE TRANSACTIONS

Shares of the Fund are listed and traded on New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which have no front end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the creation or redemption of Creation Units. The standard fixed creation and redemption transaction fee for the Fund is $300 payable to the Custodian. The fixed transaction fee may be waived on transaction orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order, or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee, payable to the Fund, may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Fund for the transaction costs associated with the cash transaction fees. Variable fees received by the Fund, if any, are displayed in the Capital Shares Transactions section of the Statement of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

NOTE 8 – PRINCIPAL RISKS

Concentration Risk. The Fund’s investments will be concentrated in an industry or group of industries to the extent the Index is so concentrated, and the Index is expected to be concentrated in real estate-related industries. Accordingly, the value of shares may rise and fall more than the value of shares that invest in securities of companies in a broader range of industries.

U.S. Diversified Real Estate ETF

NOTES TO FINANCIAL STATEMENTS
February 28, 2023 (Continued)

Real Estate Investment Risk. The Fund is expected to invest substantially all of its assets in real estate-related companies. Investments in real estate companies involve unique risks. Real estate companies, including REITs, may have limited financial resources, may trade less frequently and in limited volume, and may be more volatile than other securities.

The risks of investing in real estate companies include certain risks associated with the direct ownership of real estate and the real estate industry in general. Securities in the real estate sector are subject to the risk that the value of their underlying real estate may go down. Many factors may affect real estate values, including the general and local economies, the amount of new construction in a particular area, the laws and regulations (including zoning and tax laws) affecting real estate, and the costs of owning, maintaining and improving real estate. The availability of mortgages and changes in interest rates may also affect real estate values. Real estate companies are also subject to heavy cash flow dependency, defaults by borrowers, and self-liquidation. Because the Fund invests primarily in real estate companies, its performance will be especially sensitive to developments that significantly affect real estate companies.

NOTE 9 – BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under section 2(a)(9) of the 1940 Act. As of the end of the reporting period, Ronald Blue Trust, Inc. as a beneficial shareholder, owned greater than 25% of the outstanding shares of the Fund.

U.S. Diversified Real Estate ETF

Report of Independent Registered Public Accounting Firm

To the Shareholders of U.S. Diversified Real Estate ETF and
Board of Trustees of ETF Series Solutions

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of U.S. Diversified Real Estate ETF (the “Fund”), a series of ETF Series Solutions, as of February 28, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the related notes, and the financial highlights for each of the five periods in the period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2023, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2023, by correspondence with the custodian. Our audits also included evaluating the accounting

U.S. Diversified Real Estate ETF

Report of Independent Registered Public Accounting Firm
(Continued)

principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of Vident Advisory, LLC’s investment companies since 2013.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
April 27, 2023

U.S. Diversified Real Estate ETF

Trustees and Officers
(Unaudited)

Additional information about each Trustee of the Trust is set forth below. The address of each Trustee of the Trust is c/o U.S. Bank Global Fund Services, 615 E. Michigan Street, Milwaukee, WI 53202.

Name and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Leonard M. Rush, CPA Born: 1946	Lead Independent Trustee and Audit Committee Chairman	Indefinite term; since 2012	Retired; formerly Chief Financial Officer, Robert W. Baird & Co. Incorporated (wealth management firm) (2000–2011).	54	Independent Trustee, Managed Portfolio Series (34 portfolios) (since 2011).
David A. Massart Born: 1967	Trustee and Nominating and Governance Committee Chairman	Indefinite term; Trustee since 2012; Committee Chairman since 2023	Partner and Manager Director, Beacon Pointe Advisors, LLC (since 2022); Co-Founder, President, and Chief Investment Strategist, Next Generation Wealth Management, Inc. (2005-2021).	54	Independent Trustee, Managed Portfolio Series (34 portfolios) (since 2011).
Janet D. Olsen Born: 1956	Trustee	Indefinite term; since 2018	Retired; formerly Managing Director and General Counsel, Artisan Partners Limited Partnership (investment adviser) (2000–2013); Executive Vice President and General Counsel, Artisan Partners Asset Management Inc. (2012–2013); Vice President and General Counsel, Artisan Funds, Inc. (investment company) (2001–2012).	54	Independent Trustee, PPM Funds (2 portfolios) (since 2018).
Interested Trustee
Michael A. Castino Born: 1967	Trustee and Chairman	Indefinite term; Trustee since 2014; Chairman since 2013	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2013); Managing Director of Index Services, Zacks Investment Management (2011–2013).	54	None

U.S. Diversified Real Estate ETF

Trustees and Officers
(Unaudited) (Continued)

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o U.S. Bank Global Fund Services, 615 E. Michigan Street, Milwaukee, WI 53202. Additional information about the Trust’s officers is as follows:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Principal Officers of the Trust
Kristina R. Nelson Born: 1982	President	Indefinite term; since 2019	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2020); Vice President, U.S. Bancorp Fund Services, LLC (2014–2020).
Alyssa M. Bernard Born: 1988	Vice President	Indefinite term; Since 2014	Vice President, U.S. Bancorp Fund Services, LLC (since 2021); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2018–2021); Attorney, Waddell & Reed Financial, Inc. (2017– 2018).
Cynthia L. Andrae Born: 1971	Chief Compliance Officer and Anti-Money Laundering Officer	Indefinite term; Since 2021	Vice President, U.S. Bancorp Fund Services, LLC (since 2019); Compliance Officer, U.S. Bancorp Fund Services, LLC (2015-2019).
Kristen M. Weitzel, CPA Born: 1977	Treasurer	Indefinite term; since 2014 (other roles since 2013)	Vice President, U.S. Bancorp Fund Services, LLC (since 2015); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2011–2015); Manager, PricewaterhouseCoopers LLP (accounting firm) (2005–2011).
Jessica L. Vorbeck Born: 1984	Assistant Treasurer	Indefinite term; since 2020	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2022); Officer, U.S. Bancorp Fund Services, LLC (2014-2017, 2018-2021).
Vladimir V. Gurevich Born: 1983	Assistant Treasurer	Indefinite term; since 2022	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2023); Officer, U.S. Bancorp Fund Services, LLC (2021-2023); Fund Administrator, UMB Fund Services, Inc. (2015–2021).
Jason E. Shlensky Born: 1987	Assistant Treasurer	Indefinite term; since 2019	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2019); Officer, U.S. Bancorp Fund Services, LLC (2014–2019).
Joshua J. Hinderliter Born: 1983	Assistant Secretary	Indefinite term; since 2023	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2022); Managing Associate, Thompson Hine LLP (2016 -2022).

U.S. Diversified Real Estate ETF

Trustees and Officers
(Unaudited) (Continued)

The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available without charge, upon request, by calling toll free (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.videntam.com.

U.S. Diversified Real Estate ETF

Expense Example

For the Six-Months Ended February 28, 2023 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value September 1, 2022	Ending Account Value February 28, 2023	Expenses Paid During the Period (a)
Actual	$ 1,000.00	$ 970.60	$2.39
Hypothetical (5% annual return before expenses)	$ 1,000.00	$ 1,022.36	$2.46

(a)

The dollar amounts shown as expenses paid during the period are equal to the annualized net expense ratio, 0.49%, multiplied by the average account value during the period, multiplied by 181/365, to reflect the one-half year period.

U.S. Diversified Real Estate ETF

Review of Liquidity Risk Management Program

(Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Series”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Series’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of such Series.

The investment adviser to the Series has adopted and implemented its own written liquidity risk management program (the “Program”) tailored specifically to assess and manage the liquidity risk of the Series.

At a recent meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2022. The report concluded that the Program is reasonably designed to assess and manage the Series’ liquidity risk and has operated adequately and effectively to manage such risk. The report reflected that there were no liquidity events that impacted the Series’ ability to timely meet redemptions without dilution to existing shareholders. The report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Series’ exposure to liquidity risk and other principal risks to which an investment in the Series may be subject.

U.S. Diversified Real Estate ETF

Federal Tax Information

(Unaudited)

QUALIFIED DIVIDEND INCOME
(Unaudited)

For the fiscal year ended February 28, 2023, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The percentage of dividends declared from ordinary income designated as qualified dividend income was 3.18%.

DIVIDENDS RECEIVED DEDUCTION

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended February 28, 2023 was 3.10%.

SHORT TERM CAPITAL GAIN

For the fiscal year ended February 28, 2023, the percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the Fund was 0.00%.

Information About Portfolio Holdings
(Unaudited)

The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (800) 617-0004. Furthermore, you may obtain Part F of Form N-PORT on the SEC’s website at www.sec.gov or the Fund’s website at www.videntam.com. The Fund’s portfolio holdings are posted on their website at www.videntam.com daily.

Information About Proxy Voting
(Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the SAI. The SAI is available without charge upon request by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.videntam.com.

Information regarding how the Fund voted proxies relating to portfolio securities during the twelve-months ending June 30 will be available by calling toll-free at (800) 617-0004 and the SEC’s website at www.sec.gov.

U.S. Diversified Real Estate ETF

Frequency Distribution of Premiums and Discounts

(Unaudited)

Information regarding how often shares of the Fund trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) to their daily NAV is available, without charge, on the Fund’s website at www.videntam.com.

(This Page Intentionally Left Blank.)

Adviser

Vident Advisory, LLC
1125 Sanctuary Parkway, Suite 515
Alpharetta, Georgia 30009

Sub-Adviser

Vident Investment Advisory, LLC
1125 Sanctuary Parkway, Suite 515
Alpharetta, Georgia 30009

Index Provider

Vident Financial, LLC
1125 Sanctuary Parkway, Suite 515
Alpharetta, Georgia 30009

Distributor

ALPS Distributors, Inc.
1290 Broadway, Suite 1000
Denver, Colorado 80203

Custodian

U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, DC 20004-2541

U.S. Diversified Real Estate ETF

Symbol – PPTY
CUSIP – 26922A511

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s President (principal executive officer) and Treasurer (principal financial officer). The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Leonard Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 2/28/2023	FYE 2/28/2022
( a ) Audit Fees	$15,000	$14,500
( b ) Audit-Related Fees	$0	$0
( c ) Tax Fees	$4,500	$4,500
( d ) All Other Fees	$0	$0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 2/28/2023	FYE 2/28/2022
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) N/A

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 2/28/2023	FYE 02/28/2022
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: David A. Massart, Leonard M. Rush and Janet D. Olsen.

(b) Not Applicable

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	5/4/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	5/4/2023

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	5/4/2023

*	Print the name and title of each signing officer under his or her signature.